Accounts payable and other	12 Months Ended
Dec. 31, 2013
Notes To Financial Statements [Abstract]
Accounts payable and other

6 – Accounts payable and other

In millions	December 31,	2013	2012

Trade payables		$408	$386
Payroll-related accruals		351	340
Accrued charges		156	135
Accrued interest		125	105
Income and other taxes		96	294
Stock-based incentives liability (Note 10)		80	88
Personal injury and other claims provisions (Note 16)		45	82
Environmental provisions (Note 16)		41	31
Other postretirement benefits liability (Note 11)		18	17
Other		157	148
Total accounts payable and other		$1,477	$1,626